COMMITMENTS AND CONTINGENCIES (Minimum Rental Payments Under Operating Lease Agreements)(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
2015	$ 1,361
2016	1,305
2017 - 2020	4,794
Rental expense	$ 1,594	$ 1,344	$ 1,388